Borrowings (Details) - Schedule of Borrowing $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Schedule of Borrowing [Abstract]
Short-term borrowings	$ 90,000	$ 2,939	$ 108,370
Long-term borrowings, current	7,316		21,067
Long-term borrowings, non-current	43,157	$ 1,409	47,700
Subtotal of long-term borrowings	50,473		68,767
Total borrowings	$ 140,473		$ 177,137